Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies (Textual)
Lease expiration period	The two leases are expiring through 2020.
Rent expense	$ 331,904	$ 183,998	$ 171,572